INCOME TAXES (Details 2)	12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)
Income Taxes
Earnings before income taxes	$ 5,263,893	¥ 32,630,866	¥ 47,171,897	¥ 30,212,972
Current expense		10,424,835	9,312,545	10,226,537
Deferred expense (benefit)		(849,689)	(717,083)	(3,221,555)
Dividend withholding tax			11,300,000
Total income tax expense	$ 1,544,628	9,575,146	19,895,462	7,004,982
Cayman Islands and British Virgin Islands
Income Taxes
Earnings before income taxes		(15,524,612)	(18,615,565)	(19,373,510)
PRC
Income Taxes
Earnings before income taxes		48,142,932	65,782,659	¥ 49,586,482
HKSAR
Income Taxes
Earnings before income taxes		¥ 12,546	¥ 4,803